SHAREHOLDERS' EQUITY (Warrants) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended
	Sep. 23, 2013 Public Equity Offering September 23 2013 [Member] USD ($)	Feb. 28, 2015 Public Equity Offering September 23 2013 [Member] USD ($)	Sep. 23, 2013 Public Equity Offering September 23 2013 [Member]	Aug. 01, 2014 Public Equity Offering August 1 2014 [Member] USD ($)	Feb. 28, 2015 Public Equity Offering August 1 2014 [Member] USD ($)	Aug. 01, 2014 Public Equity Offering August 1 2014 [Member] USD ($)	Aug. 01, 2014 Public Equity Offering August 1 2014 [Member]	Aug. 31, 2008 Warrants [Member]	Aug. 31, 2008 Warrants [Member] USD ($)	May 30, 2007 Warrants [Member]
Class of Warrant or Right [Line Items]
Maximum number of shares issuable under warrant to purchase common stock										126,250
Exercise price of warrant						2.25	2.25			3.56
Warrants outstanding to purchase shares of common stock		2,088,750								31,562
Revenue reduction amount recognized									$ 64
Volatility								50.00%
Risk Free Rate								3.30%
Dividend yield								0.00%
Average Expected Life								8 years 9 months
Equity issuance expenses related to offering	2,576			2,275
Warrant costs	662			221
Warrant issued			8,932,500			7,963,750	7,963,750
Increase in common stock value		664
Liability for warrant		603			636	2,551
Warrants Exercised Cash Less		1,082,250
Realized gain on cash-less exercise of warrants		$ 93			$ 1,914
Issuance Of Common Stock		1,301,057